S000064209 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
WESTERN ASSET SHORT DURATION INCOME ETF | WESTERN ASSET SHORT DURATION INCOME ETF
Prospectus [Line Items]
Annual Return [Percent]	5.43%	6.62%	(7.13%)	0.43%	5.73%